Pension and Postretirement Benefits	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension and Postretirement Benefits

NOTE 11 — Pension and Postretirement Benefits

The components of net periodic benefit (income) costs recognized during interim periods were as follows:

	Pension Benefits		Postretirement Benefits
	Three Months Ended March 31,		Three Months Ended March 31,
	2017	2016	2017	2016
	(In millions)
Service costs	$0.6	$0.6	$—	$—
Interest costs	0.5	0.5	0.1	0.1
Expected return on plan assets	(2.4)	(2.4)	—	—
Recognized net actuarial loss	0.3	0.3	—	0.1

Net periodic benefit (income) costs	$(1.0)	$(1.0)	$0.1	$0.2

Weighted average:
Discount rate	3.91%	4.13%	3.63%	3.80%
Expected return on plan assets	8.25%	8.25%

NOTE 11 — Pensions and Postretirement Benefits

The Company and its subsidiaries have pension plans, principally noncontributory defined benefit or noncontributory defined contribution plans, covering substantially all employees. In addition, the Company has an unfunded postretirement benefit plan. One of its defined benefit plans, covering most U.S. employees not covered by collective bargaining agreements, utilizes a cash balance formula. Under a cash balance formula, a plan participant accumulates a retirement benefit consisting of pay credits that are based upon a percentage of current eligible earnings and current interest credits. For the remaining defined benefit plans, benefits are based on the employee’s years of service. For the defined contribution plans, the costs charged to operations and the amount funded are based upon a percentage of the covered employees’ compensation.

The Company’s objective for the pension plan is to monitor the funded ratio; create general investment goals in regards to acceptable risk and liquidity needs ensuring the long-term interests of participants and beneficiaries are considered and manage risk by minimizing the short-term and long-term risk of actual expenses and contribution requirements.

The following tables set forth the changes in benefit obligation, plan assets, funded status and amounts recognized in the consolidated balance sheet for the defined benefit pension and postretirement benefit plans as of December 31, 2016 and 2015:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
	(In millions)
Change in benefit obligation
Benefit obligation at beginning of year	$58.4	$61.1	$13.5	$17.0
Service cost	2.4	2.6	—	—
Interest cost	1.8	2.3	0.3	0.5
Actuarial losses (gains)	0.5	(3.0)	(2.6)	(2.7)
Benefits and expenses paid, net of contributions	(4.6)	(4.6)	(1.2)	(1.3)

Benefit obligation at end of year	$58.5	$58.4	$10.0	$13.5

Change in plan assets
Fair value of plan assets at beginning of year	$117.3	$125.7	$—	$—
Actual return on plan assets	8.3	(2.9)	—	—
Company contributions	—	—	1.2	1.3
Cash transfer to fund postretirement benefit payments	(0.8)	(0.9)	—	—
Benefits and expenses paid, net of contributions	(4.6)	(4.6)	(1.2)	(1.3)

Fair value of plan assets at end of year	$120.2	$117.3	$—	$—

Funded (underfunded) status of the plans	$61.7	$58.9	$(10.0)	$(13.5)

Amounts recognized in the consolidated balance sheets consist of:

	Pension Benefits		Postretirement Benefits
	2016	2015	2016	2015
	(In millions)
Pension assets	$61.7	$58.9	$—	$—
Other current liabilities	—	—	1.2	1.4
Other long-term liabilities	—	—	8.8	12.1

	$61.7	$58.9	$10.0	$13.5

Amounts recognized in Accumulated other comprehensive loss
Net actuarial loss	$25.8	$25.2	$1.7	$4.4
Net prior service cost (credit)	0.3	0.3	(0.2)	(0.3)

Accumulated other comprehensive loss	$26.1	$25.5	$1.5	$4.1

The pension plan weighted-average asset allocation at December 31, 2016 and 2015 and target allocation for 2017 are as follows:

		Plan Assets
	Target 2017	2016	2015
Asset Category
Equity securities	45-75%	61.9%	62.7%
Debt securities	20-40%	24.6%	25.4%
Other	0-20%	13.5%	11.9%

	100%	100%	100%

The following table sets forth, by level within the fair value hierarchy, the pension plans assets:

	2016		2015
	Level 1	Total (at Fair Value)	Level 1	Total (at Fair Value)
	(In millions)
Common stock	$40.0	$40.0	$38.3	$38.3
Equity Funds	29.0	29.0	29.1	29.1
Foreign Stock	5.4	5.4	5.7	5.7
U.S. Government obligations	8.1	8.1	7.4	7.4
Fixed income funds	14.1	14.1	14.6	14.6
Corporate Bonds	6.3	6.3	6.8	6.8
Cash and Cash Equivalents	3.3	3.3	1.2	1.2

Total	$106.2		$103.1

Investments measured at net asset value:
Common collective trust		1.1		1.5
Hedge funds		12.9		12.7

Total assets at fair value		$120.2		$117.3

The following tables summarize the assumptions used in the valuation of pension and postretirement benefit obligations at December 31, and the measurement of the net periodic benefit cost in the following year.

	Weighted-Average assumptions as of December 31,
	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
Discount rate	3.91%	4.13%	3.82%	3.63%	3.80%	3.60%
Expected return on plan assets	8.25%	8.25%	8.25%	N/A	N/A	N/A
Rate of compensation increase	3.00%	3.00%	3.00%	N/A	N/A	N/A
Medical health care benefits rate increase	N/A	N/A	N/A	6.50%	6.75%	7.00%
Medical drug benefits rate increase	N/A	N/A	N/A	6.50%	6.75%	7.00%
Ultimate health care cost trend rate	N/A	N/A	N/A	5.00%	5.00%	5.00%
Year of ultimate trend rate	N/A	N/A	N/A	2025	2022	2022

In determining its expected return on plan assets assumption for the year ended December 31, 2016 , the Company considered historical experience, its asset allocation, expected future long-term rates of return for each major asset class, and an assumed long-term inflation rate. This assumption was supported by the asset return generation model, which projected future asset returns using simulation and asset class correlation.

Effective December 31, 2015, the Company adopted a change in the method used to estimate the service and interest cost components of net periodic benefit cost for its defined benefit pension plans. Historically, the service and interest cost components were estimated using a single weighted-average discount rate derived from the yield curve used to measure the benefit obligation at the beginning of the period. For 2016, the Company used a spot rate approach by applying the specific spot rates along the yield curve to the relevant projected cash flows in the estimation of the service and interest components of benefit cost, resulting in a more precise measurement. These spot rates were determined as of the measurement date of December 31, 2015. This change does not affect the measurement of total benefit obligations. The change was accounted for as a change in estimate and, accordingly, was accounted for prospectively starting in 2016. The spot rates used to determine service and interest costs ranged from 3.29% to 4.19% for the U.S. pension plan. The reductions in service and interest costs for 2016 associated with this change were $0.1 million and $0.5 million , respectively.

Similar to the changes in the discount rate approach discussed for the pension plans above, effective December 31, 2015, we elected to use an approach that discounts the individual expected cash flows underlying interest and service costs using the applicable spot rates derived from the yield curve used to determine the benefit obligation to the relevant projected cash flows. The spot rates used to determine service and interest costs ranged from 2.93% to 4.43% for the postretirement benefit plans. The reductions in service and interest costs in 2016 associated with this change were $0.0 million and $0.1 million, respectively.

	Pension Benefits			Postretirement Benefits
	2016	2015	2014	2016	2015	2014
	(In millions)
Components of net periodic benefit cost
Service costs	$2.4	$2.6	$2.2	$—	$—	$—
Interest costs	1.8	2.3	2.2	0.3	0.6	0.6
Expected return on plan assets	(9.4)	(10.2)	(10.1)	—	—	—
Amortization of prior service cost (credit)	—	—	0.1	(0.1)	(0.1)	(0.1)
Recognized net actuarial loss	1.1	0.3	—	0.1	0.5	0.5

Benefit (income) costs	$(4.1)	$(5.0)	$(5.6)	$0.3	$1.0	$1.0

Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive (income) loss
AOCI at beginning of year	$25.5	$15.7	$2.2	$4.1	$7.2	$5.8
Net loss (gain) arising during the year	1.7	10.1	13.1	(2.6)	(2.7)	1.8
Recognition of prior service credit	—	—	—	0.1	0.1	0.1
Recognition of actuarial loss	(1.1)	(0.3)	0.4	(0.1)	(0.5)	(0.5)

Total recognized in accumulated other comprehensive loss at end of year	$26.1	$25.5	$15.7	$1.5	$4.1	$7.2

The estimated net loss, prior service cost and net transition obligation for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the year ending December 31, 2017 is $1.1 million .

The estimated net loss and prior service cost for the postretirement plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the year ending December 31, 2017 is less than $ 0.1 million.

Below is a table summarizing the Company’s expected future benefit payments and the expected payments due to Medicare subsidy over the next ten years:

		Postretirement Benefits
	Pension Benefits	Gross	Expected Medicare Subsidy	Net including Medicare Subsidy
	(In millions)
2017	$4.7	$1.3	$0.2	$1.1
2018	4.4	1.2	0.2	1.0
2019	4.3	1.1	0.1	1.0
2020	4.5	1.0	0.1	0.9
2021	4.6	0.9	0.1	0.8
2022 to 2026	23.4	4.0	0.5	3.5

The Company has a postretirement benefit plan. Under the plan, health care benefits are provided on both a contributory and noncontributory basis. The assumed health care cost trend rate has a significant effect on the amounts reported. A one-percentage-point change in the assumed health care cost trend rate would have the following effects:

	1-Percentage Point Increase	1-Percentage Point Decrease
	(In millions)
Effect on total of service and interest cost components in 2016	$—	$—
Effect on postretirement benefit obligation as of December 31, 2016	$0.7	$(0.6)

The Company expects to make no contributions to its defined benefit plans in 2017.

In January 2008, a Supplemental Executive Retirement Plan (“SERP”) for the Company’s Chairman and Chief Executive Officer (“CEO”) was approved by the Compensation Committee of the Board of Directors of the Company. The SERP provides an annual supplemental retirement benefit for up to $0.4 million upon the CEO’s termination of employment with the Company. The vested retirement benefit will be equal to a percentage of the SERP that is equal to the ratio of (1) his credited service with the Company prior to January 1, 2008 (up to a maximum of thirteen years), plus his credited service after January 1, 2008 (up to a maximum of seven years) to (2) twenty years of credited service. In the event of a change in control before the CEO’s termination of employment, he will receive 100% of the SERP. The Company recorded income of $0.2 million in 2016 , and expense of $0.6 million in 2015 and $0.5 million in 2014 related to the SERP.